Income Taxes (Provision (benefit) for Income Taxes) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INCOME TAXES [Abstract]
Current income taxes from discontinued operations	$ 0	$ 0	$ 6,229
Deferred income taxes from discontinued operations	0	0	(31,813)
Current income taxes from continuing operations	0	0	0
Deferred income taxes from continuing operations	0	(99,479)	(41,172)
Total	$ 0	$ (99,479)	$ (66,756)